Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Subsidiaries

China Techfaith Wireless Communication Technology Limited (the “Company”) was incorporated under the laws of the Cayman Islands on June 25, 2004 and its subsidiaries include the following as of December 31, 2015:

Subsidiaries	Date of incorporation/ acquisition	Place of incorporation	Percentage of legal ownership
Techfaith Wireless Communication Technology (Beijing) Limited (“Techfaith China”)	July 26, 2002	the People’s Republic of China (the “PRC”)	100%
Techfaith Wireless Technology Group Limited (“Techfaith BVI”) (formerly known as Techfaith Wireless Communication Technology Limited)	July 8, 2003	British Virgin Islands (the “BVI”)	100%
Great Earnest Technology Limited (“Great Earnest”)	August 8, 2003	BVI	100%
One Net Entertainment Limited (“One Net”) (formerly known as Techfaith Interactive Technology (Beijing) Limited)	September 5, 2003	PRC	67.8%
798 Entertainment Limited (“798 Entertainment”) (formerly known as Leo Technology Limited)	October 15, 2003	BVI	67.8%
Tecface Communication Technology (Beijing) Limited (“Tecface Technology”) (formerly known as STEP Technologies (Beijing) Co., Limited.)	November 20, 2003	PRC	100%
Techfaith Intelligent Handset Technology (Hong Kong) Limited (“Techfaith HK”) (formerly known as First Achieve Technology Ltd.)	December 29, 2003	Hong Kong	100%
Finest Technology Limited (“Finest Technology”)	January 8, 2004	BVI	100%
Techfaith Wireless Communication Technology (Shanghai) Limited (“Techfaith Shanghai”)	March 22, 2004	PRC	100%
Infoexcel Technology Limited (“Infoexcel Technology”)	April 18, 2005	BVI	100%
Techfaith Intelligent Handset Technology (Beijing) Limited (“Techfaith Intelligent Handset Beijing”)	September 9, 2005	PRC	100%
Charm Faith Limited (“Charm Faith”)	November 21, 2005	BVI	100%
Techfaith Software (China) Holding Limited (“TechSoft Holding”)	March 17, 2006	Cayman Islands	70%
Techfaith Wireless Communication Technology (Hangzhou) Limited (“Techfaith Hangzhou”)	April 24, 2006	PRC	100%
Techfaith Software (China) Limited (“TechSoft”)	May 26, 2006	PRC	70%
Fair Nice Technology Limited (“Fair Nice”)	February 26, 2007	BVI	100%
Techfaith Wireless Communication Technology (Shenyang) Limited (“Techfaith Shenyang”)	March 27, 2007	PRC	100%
Techfaith Wireless Technology (HK) Limited (“Technology HK”)	December 10, 2008	Hong Kong	100%
Media Chance Limited (“Media Chance”)	August 13, 2009	Hong Kong	51%
Time Spring Limited (“Time Spring”)	October 28, 2009	BVI	51%
Shenyang 17vee Move Co. Limited (“17VEESY”) (formerly known as UU Internet Technology (Shenyang) Limited)	November 26, 2009	PRC	67.8%
Glomate Mobile (Beijing) Co., Limited. (“Glomate”)	January 5, 2010	PRC	51%
Tecface Communication & Equipment (Beijing) Limited (“Tecface Communication Equipment Beijing”)	September 16, 2011	PRC	71.9%
17fox Technology (Shenyang) Co. Limited (“17FOXSY”) (formerly known as Tecface International Mobile (Shenyang) Co., Limited)	September 22, 2011	PRC	83.3%
Haihu Intelligent Technology (Shanghai) Limited (“Haihu”)	September 19, 2014	PRC	100%
Beijing Yaxunxinwang Technology Limited (“Yaxunxinwang”)	November 17, 2014	PRC	100%